Contingencies and Provisions	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Contingencies and Provisions	Contingencies and Provisions
Contingencies
Beginning in October 2021, the Company and certain of the Company's officers and directors were named as defendants to an application for authorization to bring a securities class action filed before the Superior Court of Quebec, and the Company and certain of the Company's officers and directors were named as defendants in a securities class action brought in U.S. district court for the Eastern District of New York (a separate action brought in the Southern District of New York was voluntarily dismissed after a lead plaintiff was appointed in the Eastern District of New York action). The application and action are sought on behalf of purchasers of the Company's Common Shares, and are based upon allegations that the defendants made false and/or misleading statements to the public and seek unspecified damages. On June 27, 2022, the Company filed a motion to dismiss the securities class action brought in the U.S. district court for the Eastern District of New York. Plaintiffs to the securities class action brought in the U.S. district court for the Eastern District of New York filed an opposition to the Company's motion to dismiss, and the Company filed a reply. The Company and management intend to vigorously defend against each of these proceedings.
On October 22, 2021, CloudofChange, LLC, a non-practising entity, filed a patent infringement lawsuit against the Company in the Western District of Texas. The patents at issue in the suit include U.S. Patents Nos. 9,400,640, 10,083,012 and 11,226,793. These patents generally relate to web-based point of sale builder systems. The Company and management intend to vigorously defend against the action.
The Company has not provisioned for the above-mentioned matters as the outcome is not determinable nor is the amount of loss, if any, reasonably estimable given the present stage of the proceedings in each case.

Provisions
The Company is involved in other litigation and claims in the normal course of business. Management is of the opinion that any resulting provisions and ultimate settlements would not materially affect the financial position and operating results of the Company.
Restructuring
During the fiscal year ended March 31, 2023, the Company announced and implemented a reorganization to streamline the Company's operating model while continuing to focus on disciplined growth.
Provision for severance and cash acquisition-related compensation acceleration

	2023	2022
	$	$

Balance - Beginning of fiscal year	247	1,034
Expensed during the year	18,581	803
Paid during the year	(17,722)	(1,590)

Balance - End of fiscal year	1,106	247
The provision is included in accounts payable and accrued liabilities in the other category in note 18.
Restructuring expenses

	2023	2022
	$	$

Severance	15,710	803
Share-based compensation expense acceleration	5,637	—
Cash acquisition-related compensation acceleration	2,871	—
Share-based acquisition-related compensation acceleration	4,465	—

Restructuring	28,683	803